Operating Context	12 Months Ended
Dec. 31, 2023
Operating Context
Operating Context
1.
OPERATING CONTEXT

The Company

Companhia Energética de Minas Gerais (‘CEMIG’, 'Group', or ‘Company’) is a listed corporation registered in the Brazilian Registry of Corporate Taxpayers (‘CNPJ’) under No. 17.155.730/0001-64, with shares traded on the São Paulo Stock Exchange (‘B3’) at Corporate Governance Level 1; on the New York Stock Exchange (‘NYSE’); and on the stock exchange of Madrid (‘Latibex’).

The Company is an entity domiciled in Brazil, with head office in Belo Horizonte/MG. Constituted to operate in the commercialization of electric power and as holding company, with interests in subsidiaries or jointly controlled entities, whose objects are: construction and operation of systems for generation, transformation, transmission, distribution and sale of energy, and also activities in the various fields of energy sector, including gas distribution, provision of distributed generation services and energy efficiency solutions, for the purpose of commercial operation.

The Company's financial statements comprise the Company and its subsidiaries.

On December 31, 2023 the Company had negative consolidated working capital (as defined as consolidated current assets less consolidated current liabilities) of R$1,249. Management monitors the Company’s cash flow, and for this purpose assesses measures to be taken the Company's management monitors its cash flow and, in this regard, assesses measures aimed at aligning its current financial position with levels deemed appropriate to meet its needs.

The Company estimates that the cash balances, and cash flow from operations and financing activities, are sufficient to meet the needs for working capital, investments, debt servicing, and other cash needs in the next 12 months. The Company also has existing credit lines at the financial institutions with which it operates.

Management has assessed the capacity of the Company to continue as a going concern and believes that its operations will generate sufficient future cash flows to enable continuity of its businesses. In addition, Management is not aware of any material uncertainties that could generate significant doubts about its ability to continue as a going concern. Therefore, these financial statements have been prepared on a going concern basis.

Shareholding interests

CEMIG holds equity interests in the following subsidiaries, jointly controlled entities and affiliates, all of which principal activities are construction and operation of systems of generation, distribution and sale of energy and gas:

Investments	% share	Description
Subsidiaries
Cemig Geração e Transmissão S.A. (“Cemig GT” ou “Cemig Geração e Transmissão”)	100.00

Subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. CEMIG GT has interests in 68 power plants (60 of which are hydroelectric, 7 are wind power and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 5,517 MW.

Cemig Baguari Energia S.A. (“Cemig Baguari“)	100.00

Production and commercialization of electricity under an independent production regime and participation in other companies or consortia whose purpose is the production and commercialization of electricity in future projects.

Cemig Geração Itutinga S.A (“Cemig Geração Itutinga”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Itutinga Power Station, as well as to sell electricity on the free trading market.

Cemig Geração Camargos S.A (“Cemig Geração Camargos”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Camargos Power Station, as well as to sell electricity on the free trading market.

Investments	% share	Description
Cemig Geração Sul S.A (“Cemig Geração Sul”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau SHPs, as well as to sell electricity on the free trading market.

Cemig Geração Leste S.A (“Cemig Geração Leste”)	100.00

A corporation, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti SHPs, as well as to sell electricity on the free trading market.

Cemig Geração Oeste S.A (“Cemig Geração Oeste”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Gafanhoto, Cajuru and Martins SHPs, as well as to sell electricity on the free trading market.

Rosal Energia S.A. (“Rosal”)	100.00

Production and sale of electricity, as a public electricity service concessionaire, through the Rosal Hydroelectric Power Plant, located on the border between the states of Rio de Janeiro and Espírito Santo.

Sá Carvalho S.A. (“Sá Carvalho”)	100.00

Production and sale of electricity, as a public electricity service concessionaire, through the Sá Carvalho Hydroelectric Power Plant, located on the Piracicaba River, in the municipality of Antônio Dias, in the state of Minas Gerais.

Horizontes Energia S.A. (“Horizontes”)	100.00

Generation and sale of electricity, under an independent production regime, through the Machado Mineiro and Salto do Paraopeba Hydroelectric Power Plants, located in the state of Minas Gerais, and Salto Voltão and Salto do Passo Velho, located in the state of Santa Catarina, in addition to the sale of electricity at the Electricity Trading Chamber ("CCEE").

Cemig PCH S.A. (“Cemig PCH”)	100.00

Production and sale of electricity under an independent production regime, through the Pai Joaquim Hydroelectric Power Plant, located on the Araguari River, in the municipalities of Sacramento and Santa Juliana, in the state of Minas Gerais.

Cemig Trading S.A. (“Cemig Trading”)	100.00	Marketing and intermediation of energy-related business.
Empresa de Serviços e Comercialização de Energia Elétrica S.A. (“ESCEE”)	100.00	Marketing and intermediation of energy-related business.
Cemig Geração Poço Fundo S.A. (“Poço Fundo”)	100.00

Production and sale of electricity, under an independent production regime, through the Poço Fundo hydroelectric plant, located on the Machado River, in the municipality of Poço Fundo, in the state of Minas Gerais.

Central Eólica Praias de Parajuru S.A. (“Central Eólica Praias de Parajuru”)	100.00

Generation and sale of electricity through a wind farm located in the municipality of Beberibe, in the state of Ceará. It has 19 wind turbines, with towers 85 m high. All its energy is sold through Proinfa.

Central Eólica Volta do Rio S.A. (“Central Eólica Volta do Rio”)	100.00

Generation and sale of electricity through the wind farm located in the municipality of Acaraú, in the state of Ceará. It has 28 wind turbines with 65-meter-high towers. All its energy is sold through Proinfa.

Cemig Distribuição S.A. (“Cemig D” ou “Cemig Distribuição”)	100.00	Operation of electricity distribution through networks and distribution lines in practically the entire state of Minas Gerais.
Companhia de Gás de Minas Gerais (“Gasmig”)	100.00	Acquisition, transportation and distribution of fuel gas or by-products and derivatives, through a gas distribution concession in the state of Minas Gerais.
Cemig Sim	100.00

A wholly owned subsidiary of CEMIG that operates in distributed generation and energy solutions, with investments in the acquisition of photovoltaic plants. Currently CEMIG SIM has reached 14,000 customers, providing energy efficiency, optimization and solution services, through studies and project execution, as well as operation and maintenance services for energy supply facilities.

Companhia de Transmissão Centroeste de Minas (“Centroeste”)	100.00	Construction, implementation, operation and maintenance of electricity transmission facilities in the National Interconnected System.
Sete Lagoas Transmissora de Energia S.A. (“Sete Lagoas”)	100.00

Operation of public electricity transmission service concessions, provided through the construction, operation and maintenance of electricity transmission facilities at the Sete Lagoas 4 Substation, in the municipality of Sete Lagoas, Minas Gerais.

Photovoltaic power plants (1)	100.00	Photovoltaic solar power generation for the distributed generation market.
Jointly Controlled Entities
Guanhães Energia S.A. (“Guanhães Energia”)	49.00

Production and sale of electricity through the implementation and operation of the Dores de Guanhães; Senhora do Porto; and Jacaré Small Hydroelectric Power Plants, located in the municipality of Dores de Guanhães; and Fortuna II, located in the municipality of Virginópolis. All in the state of Minas Gerais.

Paracambi Energética S.A. ("Paracambi")	49.00

Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Paracambi, located on the Ribeirão das Lages river in the municipality of Paracambi/RJ.

Usina Hidrelétrica Itaocara S.A. (“Itaocara”)	49.00	The UHE Itaocara Consortium, formed by Cemig GT and Itaocara Energia (Light Group), is responsible for building the Itaocara I Hydroelectric Power Plant (UHE Itaocara I).
Hidrelétrica Cachoeirão S.A. (“Cachoeirão”)	49.00	Production and sale of electricity, under an independent production regime, through the Cachoeirão Hydroelectric Power Plant, located in Pocrane/MG.

Investments	% share	Description
Hidrelétrica Pipoca S.A. (“Pipoca”)	49.00

Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Pipoca, located on the Manhuaçu River, in the municipalities of Caratinga and Ipanema/MG.

Amazônia Energia Participações S.A (“Amazônia Energia”)	74.50

Special-purpose company (SPE), created by the Company, which holds a 74.50% stake, and Light, which holds the remaining 25.50%, for the purpose of acquiring a 9.77% stake in Norte Energia S.A. ("NESA"), the company that holds the concession for the Belo Monte Hydroelectric Power Plant ("Belo Monte HPP"), on the Xingu River, located in the state of Pará.

Aliança Norte Energia Participações S.A. (“Aliança Norte”)	49.00

Special-purpose company (SPE), set up by the Company, which holds a 49.00% stake, and Vale S.A., which holds the remaining 51.00%, for the purpose of acquiring a 9.00% stake in Norte Energia S.A. ("NESA"), the company that holds the concession for the Belo Monte Hydroelectric Power Plant ("Belo Monte HPP"), on the Xingu River, located in the state of Pará.

Aliança Geração de Energia S.A. (“Aliança”)	45.00

Private limited company created by the Company and Vale S.A. to become a platform for consolidating generation assets held by the parties in generation consortia and investments in future electricity generation projects. Vale S.A. and the Company hold 55.00% and 45.00% of the total capital, respectively.

Transmissora Aliança de Energia Elétrica S.A. (“Taesa”)	21.68	Construction, implementation, operation and maintenance of electricity transmission facilities in all regions of the country, directly and through participation in investees.

FV Janaúba Geração de Energia Elétrica Distribuída SA

UFV Corinto Geração de Energia Elétrica Distribuída SA

UFV Manga Geração de Energia Elétrica Distribuída SA

UFV Bonfinópolis II Geração de Energia Elétrica Distribuída SA

UFV Lagoa Grande Geração de Energia Elétrica Distribuída SA,

UFV Lontra Geração de Energia Elétrica Distribuída SA,

UFV Mato Verde Geração de Energia Elétrica Distribuída SA,

UFV Mirabela Geração de Energia Elétrica Distribuída SA,

UFV Porteirinha Geração de Energia Elétrica Distribuída SA,

UFV Porteirinha II Geração de Energia Elétrica Distribuída SA e

UFV Brasilândia Geração de Energia Elétrica Distribuída S.A.

Apolo I Empreendimentos e Energia S.A.

G2 Campo Lindo I Energia S.A.

G2 Campo Lindo II Energia S.A.

G2 Olaria I Energia S.A.

UFV Fazenda Prudente SPE LTDA

	49.00	Photovoltaic solar power generation for the distributed generation market.